Appendix 3 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2018
Details Of Due Dates Of Payments To Suppliers [Abstract]
Summary of Details of Due Dates of Payments to Suppliers

This appendix forms an integral part of the Group’s financial statements.

	Balance as of				Balance as of
	12-31-2018				12-31-2017
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Payments Up-to-Date	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Up to 30 days	155,973	434,459	1,026,490	1,616,922	—	382,428	1,327,693	1,710,121
From 31 to 60 days	52,423	182,756	143,397	378,576	—	18,421	290,477	308,898
From 61 to 90 days	13,428	32,421	26,195	72,044	—	—	6,286	6,286
From 91 to 120 days	4,111	6,679	10,815	21,605	—	—	1,592	1,592
From 121 to 365 days	469	5,715	82,893	89,077	—	—	15,932	15,932
More than 365 days	4,606	11,889	205,251	221,746	—	—	278,427	278,427

Total	231,010	673,919	1,495,041	2,399,970	—	400,849	1,920,407	2,321,256

	Balance as of				Balance as of
	12-31-2018				12-31-2017
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Payments Overdue	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Up to 30 days	3,089	34,104		37,193	—	—	—	—
From 31 to 60 days				—	—	—	—	—
From 61 to 90 days				—	—	—	—	—
From 91 to 120 days				—	—	—	—	—
From 121 to 365 days				—	—	—	—	—
More than 365 days		433	148,585	149,018	—	—	94,718	94,718

Total	3,089	34,537	148,585	186,211	—	—	94,718	94,718